PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) - USD ($) $ in Millions	Dec. 28, 2025	Dec. 29, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Contractual purchase obligations outstanding	$ 55.7	$ 50.7